PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,
	2021	2022
	US$	US$
Machinery and laboratory equipment	5,252,399	5,293,386
Leasehold improvements	1,152,743	1,055,271
Electronic equipment	1,863,956	1,863,963
Furniture and tools	81,467	29,684
Vehicles	87,680	80,266
Software	371,636	369,698
Total property, equipment and software	8,809,881	8,692,268
Less: accumulated depreciation and amortization	(5,322,264)	(5,909,305)
Net book value	3,487,617	2,782,963